Restricted short-term deposits	12 Months Ended
Dec. 31, 2016
Restricted short-term deposits [Abstract]
Restricted short-term deposits
7.	Restricted short-term deposits

	December 31,
	2015	2016
	RMB	RMB

Pledge short-term deposits for one pending litigation (i)	110,000	-
Pledge short-term deposits for bank borrowing facilities (ii)	279,221	-

Total	389,221	-

(i) As of December 31, 2015, the Group had restricted short-term deposits balance of RMB110 million representing pledged deposit for one pending litigation in which the Group was the claimant and had applied to the court to freeze the assets of the defendant. Pursuant to relevant PRC laws and regulations, the Group had to deposit a certain amount of cash as pledged deposit in order to submit the application to the court requesting to freeze the defendant’s assets.

As of December 31, 2016, the pledged deposits has been unfrozen due to the settlement of the litigation.

(ii) As of December 31, 2015, the Company had offshore restricted short-term deposits balance set aside for a period of 12 months or less of approximately RMB279 million for bank borrowing facilities.